Goldman Sachs Short Duration Bond Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.65%	1.77%		1.84%
Bloomberg U.S. 1-3 Year Corporate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.27%	2.17%		2.29%
Bloomberg U.S. 1-3 Year Government Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.03%	1.37%		1.39%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	(0.39%)	1.35%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.98%	1.43%		1.69%
Performance Inception Date	Feb. 29, 2012
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.46%	0.53%		0.82%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.75%	0.70%		0.91%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.50%	1.32%		1.44%	[1]
Performance Inception Date	Feb. 29, 2012
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.91%	2.05%		2.18%
Performance Inception Date	Feb. 29, 2012
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.85%	1.98%		2.10%
Performance Inception Date	Feb. 29, 2012
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.33%	1.50%		1.60%
Performance Inception Date	Feb. 29, 2012
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	2.06%		2.17%	[2]
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.